Statement of Consolidated Operations - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Oil and gas production revenues:
Oil and gas production revenues	$ 6,510	$ 12,795	$ 14,825
Other	98	285	(315)
Gain (loss) on divestiture	281	(1,608)	(1,231)
Total revenues and other	6,889	11,472	13,279
OPERATING EXPENSES:
Lease operating expenses	1,854	2,238	2,650
Gathering and transportation	211	273	288
Taxes other than income	282	577	772
Exploration Expense	2,771	2,499	942
General and administrative	380	453	491
Oil and gas property and equipment
Depreciation, depletion, and amortization	3,300	4,526	5,057
Asset retirement obligation accretion	145	154	211
Impairments	9,472	7,102	1,443
Transaction, reorganization, and separation	132	67	33
Financing costs, net	511	413	445
Total operating expenses	19,058	18,302	12,332
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(12,169)	(6,830)	947
Current income tax provision	435	1,281	1,673
Deferred income tax provision (benefit)	(1,445)	(1,799)	(732)
Net income (loss) from continuing operations including noncontrolling interest	(11,159)	(6,312)	6
Net income (loss) from discontinued operations, net of tax	492	(1,707)	438
NET INCOME (LOSS) INCLUDING NONCONTROLLING INTEREST	(10,667)	(8,019)	444
Preferred stock dividends	0	0	44
Net income (loss) attributable to noncontrolling interest	(315)	341	56
Net income (loss) attributable to common shareholders	(10,352)	(8,360)	344
NET INCOME (LOSS) ATTRIBUTABLE TO COMMON SHAREHOLDERS:
Net income (loss) from continuing operations attributable to common shareholders	(10,844)	(6,653)	(94)
Net income (loss) from discontinued operations	492	(1,707)	438
Net income (loss) attributable to common shareholders	$ (10,352)	$ (8,360)	$ 344
BASIC NET INCOME (LOSS) PER COMMON SHARE:
Basic net income (loss) from continuing operations per share	$ (28.70)	$ (17.32)	$ (0.24)
Basic net income (loss) from discontinued operations per share	1.30	(4.44)	1.11
Basic net income (loss) per share	(27.40)	(21.76)	0.87
DILUTED NET INCOME (LOSS) PER COMMON SHARE:
Diluted net income (loss) from continuing operations per share	(28.70)	(17.32)	(0.24)
Diluted net income (loss) from discontinued operations per share	1.30	(4.44)	1.11
Diluted net income (loss) per share	$ (27.40)	$ (21.76)	$ 0.87
WEIGHTED-AVERAGE NUMBER OF COMMON SHARES OUTSTANDING:
Basic	378	384	395
Diluted	378	384	395
DIVIDENDS DECLARED PER COMMON SHARE	$ 1.00	$ 1.00	$ 0.80
Oil and gas property and equipment [Member]
Oil and gas property and equipment
Depreciation, depletion, and amortization	$ 2,976	$ 4,195	$ 4,705
Other assets [Member]
Oil and gas property and equipment
Depreciation, depletion, and amortization	324	331	352
Oil [Member]
Oil and gas production revenues:
Oil and gas production revenues	5,107	10,110	11,870
Natural Gas [Member]
Oil and gas production revenues:
Oil and gas production revenues	1,176	2,017	2,303
Natural Gas Liquids [Member]
Oil and gas production revenues:
Oil and gas production revenues	$ 227	$ 668	$ 652